Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven
Leaders Series II/IIR/III
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: Leaders Series II/IIR/III, Wells Fargo Leaders Series I/IR/II, Leaders / Chase Series I/II, Classic Leaders, Leaders Select Series I, Huntington Leaders Series I and Select Leaders Series V]
Leaders Outlook Series II/IIR/III
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: Leaders Outlook Series II/IIR/III, Nations Outlook Variable Annuity Series II/IIR, Huntington Leaders Outlook Series II/IIR/III, Classic Leaders Outlook Series II/IIR/III, Leaders Select Outlook and Select Leaders Outlook Series III]
Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
Leaders Series II/IIR/III
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: Leaders Series II/IIR/III, Wells Fargo Leaders Series I/IR/II, and Select Leaders Series V]
Leaders Edge Series II/IIR/III
Leaders Plus Series II/IIR/III
Leaders Outlook Series II/IIR/III
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: Leaders Outlook Series II/IIR/III, Wells Fargo Leaders Outlook Series II/IIR/III, and Select Leaders Outlook Series III]
Leaders Series I/IR
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: Leaders Series I/IR and Leaders Solution Series I/IR]
Leaders Outlook Series I/IR
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: Leaders Outlook Series I/IR, Leaders Elite Outlook Series I/IR, and Leaders Solution Outlook Series I/IR]
Supplement dated June 30, 2026 to the prospectus and updating summary prospectus dated May 1, 2026
The following supplements and amends the prospectus and updating summary prospectus for the above-mentioned contracts. Please read this supplement carefully and retain it for future reference. Special terms not defined in this supplement have the same meanings as in the prospectus and updating summary prospectus.
Effective May 1, 2026, in Appendix A - Investment Options Available Under the Contract:
“Current Expenses” for the following funds are updated:

Fund and Adviser/Subadviser	Current Expenses
AB VPS Balanced Hedged Allocation Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.98%*
AB VPS Discovery Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.07%
AB VPS Relative Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.85%*
Franklin Mutual Shares VIP Fund - Class 4 Adviser: Franklin Mutual Advisers, LLC	1.04%
Franklin Strategic Income VIP Fund - Class 4 Adviser: Franklin Advisers, Inc.	1.17%*
Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%
Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.60%

Lord Abbett Bond-Debenture Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	1.05%
Putnam VT Diversified Income Fund - Class IB Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	1.05%
Putnam VT Small Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	1.02%

The following fund names are updated:

Former Name	New Name
American Funds Global Small Capitalization Fund	American Funds SMALLCAP World Fund
American Funds International Fund	American Funds EUPAC Fund

HV-8286